Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Wireless Portfolio

May 31, 2019

WIR-QTLY-0719
1.802194.115

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
Communications Equipment - 6.2%
Communications Equipment - 6.2%
CommScope Holding Co., Inc. (a)	70,200	$1,133,730
Motorola Solutions, Inc.	11,768	1,764,612
Nokia Corp. sponsored ADR (b)	411,500	2,078,075
Quantenna Communications, Inc. (a)	76,800	1,863,168
Telefonaktiebolaget LM Ericsson:
(B Shares)	133,500	1,284,496
(B Shares) sponsored ADR (b)	764,000	7,387,880
ViaSat, Inc. (a)	1	87
		15,512,048
Diversified Telecommunication Services - 28.3%
Alternative Carriers - 1.2%
Iliad SA	25,495	2,946,436
Integrated Telecommunication Services - 27.1%
AT&T, Inc.	1,018,600	31,148,788
BCE, Inc.	100,400	4,520,823
BT Group PLC sponsored ADR (b)	401,200	4,974,880
Masmovil Ibercom SA (a)	263,150	5,856,042
Orange SA ADR (b)	371,600	5,585,148
Telecom Italia SpA (a)	2,600,600	1,278,484
Telecom Italia SpA sponsored ADR (a)	25,400	125,476
Telefonica SA sponsored ADR	544,397	4,317,068
Verizon Communications, Inc.	195,801	10,641,784
		68,448,493

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		71,394,929

Entertainment - 2.5%
Interactive Home Entertainment - 2.1%
Activision Blizzard, Inc.	123,400	5,351,858
Movies & Entertainment - 0.4%
Spotify Technology SA (a)	8,000	1,004,640

TOTAL ENTERTAINMENT		6,356,498

Equity Real Estate Investment Trusts (REITs) - 7.6%
Specialized REITs - 7.6%
American Tower Corp.	92,192	19,246,924
Crown Castle International Corp.	1	130
		19,247,054
Hotels, Restaurants & Leisure - 2.0%
Casinos & Gaming - 2.0%
Sea Ltd. ADR (a)	94,300	2,681,892
The Stars Group, Inc. (a)(b)	140,000	2,318,400
		5,000,292
Interactive Media & Services - 3.8%
Interactive Media & Services - 3.8%
Alphabet, Inc. Class A (a)	8,700	9,626,550
Media - 5.1%
Cable & Satellite - 5.1%
Altice Europe NV Class A (b)	134,099	413,023
Altice U.S.A., Inc. Class A	53,725	1,262,000
DISH Network Corp. Class A (a)	91,100	3,289,621
Liberty Global PLC Class A (a)	225,300	5,542,380
Telenet Group Holding NV	41,479	2,235,358
		12,742,382
Semiconductors & Semiconductor Equipment - 13.1%
Semiconductors - 13.1%
Marvell Technology Group Ltd.	422,900	9,430,670
Qorvo, Inc. (a)	76,125	4,657,328
Qualcomm, Inc.	238,050	15,906,501
Sequans Communications SA ADR (a)	393,300	350,037
Skyworks Solutions, Inc.	33,700	2,245,431
STMicroelectronics NV (NY Shares) unit (b)	33,500	503,840
		33,093,807
Software - 3.4%
Application Software - 3.1%
LivePerson, Inc. (a)	86,000	2,393,380
RingCentral, Inc. (a)	42,300	5,069,655
Sciplay Corp. (A Shares) (b)	27,500	440,000
		7,903,035
Systems Software - 0.3%
BlackBerry Ltd. (a)	77,101	605,239

TOTAL SOFTWARE		8,508,274

Technology Hardware, Storage & Peripherals - 15.1%
Technology Hardware, Storage & Peripherals - 15.1%
Apple, Inc.	217,105	38,008,572
Textiles, Apparel & Luxury Goods - 1.1%
Textiles - 1.1%
China Tower Corp. Ltd. (H Shares) (c)	11,992,000	2,692,236
Wireless Telecommunication Services - 10.4%
Wireless Telecommunication Services - 10.4%
China Mobile Ltd. sponsored ADR	144,200	6,318,844
Millicom International Cellular SA	24,300	1,365,660
Rogers Communications, Inc. Class B (non-vtg.)	6,900	363,021
Shenandoah Telecommunications Co.	300	12,063
Spok Holdings, Inc.	1	15
Sprint Corp. (a)	32	220
T-Mobile U.S., Inc. (a)	175,475	12,886,884
Vodafone Group PLC sponsored ADR	330,881	5,363,581
		26,310,288
TOTAL COMMON STOCKS
(Cost $214,460,586)		248,492,930

Nonconvertible Preferred Stocks - 0.9%
Diversified Telecommunication Services - 0.9%
Integrated Telecommunication Services - 0.9%
Telefonica Brasil SA
(Cost $2,366,266)	183,100	2,242,117

Money Market Funds - 5.3%
Fidelity Cash Central Fund 2.41% (d)	674,304	674,439
Fidelity Securities Lending Cash Central Fund 2.42% (d)(e)	12,737,432	12,738,705
TOTAL MONEY MARKET FUNDS
(Cost $13,413,228)		13,413,144
TOTAL INVESTMENT IN SECURITIES - 104.8%
(Cost $230,240,080)		264,148,191
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(12,204,588)
NET ASSETS - 100%		$251,943,603

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,692,236 or 1.1% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,471
Fidelity Securities Lending Cash Central Fund	43,383
Total	$54,854

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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